Schedule of Investments (unaudited) September 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.6%

Aerospace & Defense — 2.6%
Arconic, Inc.	327,315	$8,510,190
Boeing Co.	439,545	167,233,686
General Dynamics Corp.	193,261	35,314,583
Huntington Ingalls Industries, Inc.	33,853	7,169,727
L3Harris Technologies, Inc.	184,377	38,468,417
Lockheed Martin Corp.	203,789	79,489,937
Northrop Grumman Corp.	129,597	48,571,660
Raytheon Co.	229,127	44,952,426
Textron, Inc.	190,050	9,304,848
TransDigm Group, Inc.	41,278	21,492,216
United Technologies Corp.	664,937	90,777,199

		551,284,889

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	111,949	9,491,036
Expeditors International of Washington, Inc.	141,594	10,519,018
FedEx Corp.	196,760	28,642,353
United Parcel Service, Inc., Class B	571,808	68,514,035

		117,166,442

Airlines — 0.4%
Alaska Air Group, Inc.	101,244	6,571,748
American Airlines Group, Inc.	325,899	8,789,496
Delta Air Lines, Inc.	473,861	27,294,393
Southwest Airlines Co.	400,667	21,640,025
United Airlines Holdings, Inc.(a)	181,453	16,042,260

		80,337,922

Auto Components — 0.1%
Aptiv PLC	211,364	18,477,441
BorgWarner, Inc.	171,553	6,292,564

		24,770,005

Automobiles — 0.4%
Ford Motor Co.	3,212,405	29,425,630
General Motors Co.	1,035,345	38,804,731
Harley-Davidson, Inc.	128,117	4,608,368

		72,838,729

Banks — 5.3%
Bank of America Corp.	6,889,343	200,962,135
BB&T Corp.	627,874	33,509,635
Citigroup, Inc.	1,856,539	128,249,714
Citizens Financial Group, Inc.	362,856	12,834,217
Comerica, Inc.	129,051	8,516,075
Fifth Third Bancorp	596,094	16,321,054
First Republic Bank(b)	135,767	13,128,669
Huntington Bancshares, Inc.	848,449	12,107,367
JPMorgan Chase & Co.	2,627,865	309,273,432
KeyCorp	828,871	14,787,059
M&T Bank Corp.	111,998	17,692,324
People’s United Financial, Inc.	323,296	5,054,733
PNC Financial Services Group, Inc.	365,543	51,234,507

Security	Shares	Value

Banks (continued)
Regions Financial Corp.	833,745	$13,189,846
SunTrust Banks, Inc.	363,538	25,011,414
SVB Financial Group(a)	42,320	8,842,764
U.S. Bancorp	1,178,455	65,215,700
Wells Fargo & Co.	3,297,082	166,304,816
Zions Bancorp. NA	150,600	6,704,712

		1,108,940,173

Beverages — 1.9%
Brown-Forman Corp., Class B	149,858	9,408,085
Coca-Cola Co.	3,169,779	172,562,769
Constellation Brands, Inc., Class A	137,072	28,412,284
Molson Coors Brewing Co., Class B	153,940	8,851,550
Monster Beverage Corp.(a)(b)	320,917	18,632,441
PepsiCo, Inc.	1,149,164	157,550,385

		395,417,514

Biotechnology — 2.1%
AbbVie, Inc.	1,211,884	91,763,856
Alexion Pharmaceuticals, Inc.(a)	183,821	18,003,429
Amgen, Inc.	493,925	95,579,427
Biogen, Inc.(a)	151,831	35,349,293
Celgene Corp.(a)	584,388	58,029,728
Gilead Sciences, Inc.	1,042,375	66,065,728
Incyte Corp.(a)	145,905	10,830,528
Regeneron Pharmaceuticals, Inc.(a)(b)	66,603	18,475,672
Vertex Pharmaceuticals, Inc.(a)	209,959	35,571,254

		429,668,915

Building Products — 0.3%
Allegion PLC	77,298	8,011,938
AO Smith Corp.	116,550	5,560,601
Fortune Brands Home & Security, Inc.	114,669	6,272,394
Johnson Controls International PLC	652,353	28,631,773
Masco Corp.	243,172	10,135,409

		58,612,115

Capital Markets — 2.6%
Affiliated Managers Group, Inc.	41,062	3,422,518
Ameriprise Financial, Inc.	109,770	16,147,167
Bank of New York Mellon Corp.	704,181	31,836,023
BlackRock, Inc.(e)	96,113	42,831,797
Cboe Global Markets, Inc.	91,576	10,522,998
Charles Schwab Corp.	956,403	40,006,338
CME Group, Inc.	293,453	62,018,357
E*Trade Financial Corp.	202,442	8,844,691
Franklin Resources, Inc.	241,326	6,964,668
Goldman Sachs Group, Inc.	265,849	55,091,888
Intercontinental Exchange, Inc.	462,236	42,650,516
Invesco Ltd.	327,515	5,548,104
MarketAxess Holdings, Inc.	30,887	10,115,493
Moody’s Corp.	135,222	27,697,522
Morgan Stanley	1,029,629	43,934,269
MSCI, Inc.	69,417	15,115,552
Nasdaq, Inc.	95,087	9,446,893

Schedule of Investments (unaudited) (continued) September 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Northern Trust Corp.	179,042	$16,708,199
Raymond James Financial, Inc.	102,701	8,468,725
S&P Global, Inc.	201,433	49,347,056
State Street Corp.	304,540	18,025,723
T. Rowe Price Group, Inc.	193,854	22,147,820

		546,892,317

Chemicals — 1.9%
Air Products & Chemicals, Inc.	180,457	40,036,190
Albemarle Corp.	87,068	6,052,967
Celanese Corp.	103,779	12,691,134
CF Industries Holdings, Inc.	183,499	9,028,151
Corteva, Inc.(a)	615,743	17,240,804
Dow, Inc.(a)	613,859	29,250,381
DuPont de Nemours, Inc.	613,836	43,772,645
Eastman Chemical Co.	111,653	8,243,341
Ecolab, Inc.	204,778	40,554,235
FMC Corp.	106,998	9,381,585
International Flavors & Fragrances, Inc.	88,122	10,811,688
Linde PLC	444,940	86,193,777
LyondellBasell Industries NV, Class A	213,603	19,111,060
Mosaic Co.	290,955	5,964,578
PPG Industries, Inc.	193,548	22,937,373
Sherwin-Williams Co.	67,741	37,248,744

		398,518,653

Commercial Services & Supplies — 0.4%
Cintas Corp.	69,030	18,506,943
Copart, Inc.(a)	163,712	13,150,985
Republic Services, Inc.	176,629	15,287,240
Rollins, Inc.	120,824	4,116,474
Waste Management, Inc.	320,288	36,833,120

		87,894,762

Communications Equipment — 1.1%
Arista Networks, Inc.(a)(b)	45,858	10,956,393
Cisco Systems, Inc.	3,494,621	172,669,224
F5 Networks, Inc.(a)	48,294	6,781,443
Juniper Networks, Inc.	282,265	6,986,059
Motorola Solutions, Inc.	135,278	23,052,724

		220,445,843

Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc.	110,498	10,110,567
Quanta Services, Inc.	116,201	4,392,398

		14,502,965

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	51,218	14,038,854
Vulcan Materials Co.	108,284	16,376,872

		30,415,726

Consumer Finance — 0.7%
American Express Co.	560,249	66,266,252
Capital One Financial Corp.	384,959	35,023,570

Security	Shares	Value

Consumer Finance (continued)
Discover Financial Services	265,381	$21,519,745
Synchrony Financial	501,289	17,088,942

		139,898,509

Containers & Packaging — 0.4%
Amcor PLC(a)	1,330,675	12,974,081
Avery Dennison Corp.	67,946	7,716,627
Ball Corp.	272,557	19,844,875
International Paper Co.	326,605	13,658,621
Packaging Corp. of America	77,463	8,218,825
Sealed Air Corp.	128,174	5,320,503
Westrock Co.	210,715	7,680,562

		75,414,094

Distributors — 0.1%
Genuine Parts Co.	119,738	11,924,707
LKQ Corp.(a)	257,401	8,095,262

		20,019,969

Diversified Consumer Services — 0.0%
H&R Block, Inc.	162,767	3,844,557

Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(a)	1,612,104	335,349,874

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	6,013,549	227,552,694
CenturyLink, Inc.	783,101	9,773,100
Verizon Communications, Inc.	3,404,208	205,477,995

		442,803,789

Electric Utilities — 2.1%
Alliant Energy Corp.	193,709	10,446,726
American Electric Power Co., Inc.	404,501	37,897,699
Duke Energy Corp.	596,827	57,211,836
Edison International	298,585	22,519,281
Entergy Corp.	165,874	19,466,972
Evergy, Inc.	200,103	13,318,856
Eversource Energy	263,227	22,498,012
Exelon Corp.	795,954	38,452,538
FirstEnergy Corp.	447,092	21,563,247
NextEra Energy, Inc.	402,395	93,754,011
Pinnacle West Capital Corp.	92,041	8,934,420
PPL Corp.	590,949	18,608,984
Southern Co.	864,197	53,381,449
Xcel Energy, Inc.	433,988	28,161,481

		446,215,512

Electrical Equipment — 0.5%
AMETEK, Inc.	186,776	17,149,772
Eaton Corp. PLC	346,842	28,839,912
Emerson Electric Co.	502,231	33,579,165

Schedule of Investments (unaudited) (continued) September 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Rockwell Automation, Inc.	96,409	$15,888,203

		95,457,052

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	244,890	23,631,885
CDW Corp.	114,552	14,117,388
Corning, Inc.	643,313	18,347,287
FLIR Systems, Inc.	109,710	5,769,649
IPG Photonics Corp.(a)	28,468	3,860,261
Keysight Technologies, Inc.(a)	154,256	15,001,396
TE Connectivity Ltd.	276,526	25,766,693

		106,494,559

Energy Equipment & Services — 0.4%
Baker Hughes a GE Co.	531,295	12,326,044
Halliburton Co.	716,456	13,505,196
Helmerich & Payne, Inc.	90,592	3,630,021
National Oilwell Varco, Inc.(b)	316,363	6,706,896
Schlumberger Ltd.	1,135,474	38,799,146
TechnipFMC PLC	339,977	8,207,045

		83,174,348

Entertainment — 0.8%
Activision Blizzard, Inc.	627,945	33,230,849
Electronic Arts, Inc.(a)	243,981	23,866,222
Netflix, Inc.(a)(b)	360,478	96,471,122
Take-Two Interactive Software, Inc.(a)(b)	92,258	11,563,618
Viacom, Inc., Class B	289,905	6,966,417

		172,098,228

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc.	92,658	14,273,038
American Tower Corp.	365,136	80,742,524
Apartment Investment & Management Co., Class A	124,251	6,478,447
AvalonBay Communities, Inc.	114,278	24,607,482
Boston Properties, Inc.	121,980	15,815,927
Crown Castle International Corp.	340,810	47,375,998
Digital Realty Trust, Inc.	171,140	22,215,683
Duke Realty Corp.	294,646	10,009,125
Equinix, Inc.	70,019	40,386,959
Equity Residential	296,525	25,578,247
Essex Property Trust, Inc.	53,872	17,597,289
Extra Space Storage, Inc.	104,482	12,205,587
Federal Realty Investment Trust	61,405	8,359,677
HCP, Inc.	394,067	14,040,607
Host Hotels & Resorts, Inc.	607,358	10,501,220
Iron Mountain, Inc.	235,175	7,617,318
Kimco Realty Corp.	345,973	7,223,916
Macerich Co.	84,574	2,671,693
Mid-America Apartment Communities, Inc.	93,450	12,149,435
Prologis, Inc.	517,102	44,067,433
Public Storage	123,122	30,198,133

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Realty Income Corp.	258,076	$19,789,268
Regency Centers Corp.	135,215	9,396,090
SBA Communications Corp.	92,839	22,388,125
Simon Property Group, Inc.	253,296	39,425,522
SL Green Realty Corp.	67,577	5,524,420
UDR, Inc.	231,005	11,199,122
Ventas, Inc.	302,831	22,115,748
Vornado Realty Trust	142,305	9,060,559
Welltower, Inc.	331,956	30,091,811
Weyerhaeuser Co.	611,599	16,941,292

		640,047,695

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	360,523	103,870,281
Kroger Co.	661,289	17,048,030
Sysco Corp.	421,052	33,431,529
Walgreens Boots Alliance, Inc.	625,434	34,592,755
Walmart, Inc.	1,169,192	138,759,707

		327,702,302

Food Products — 1.2%
Archer-Daniels-Midland Co.	458,597	18,834,579
Campbell Soup Co.	143,388	6,727,765
Conagra Brands, Inc.	398,336	12,220,948
General Mills, Inc.	490,867	27,056,589
Hershey Co.	124,137	19,239,994
Hormel Foods Corp.	223,190	9,760,099
J.M. Smucker Co.	93,246	10,258,925
Kellogg Co.	203,763	13,112,149
Kraft Heinz Co.	504,334	14,088,570
Lamb Weston Holdings, Inc.	121,446	8,831,553
McCormick & Co., Inc.	100,395	15,691,738
Mondelez International, Inc., Class A	1,180,818	65,322,852
Tyson Foods, Inc., Class A	241,670	20,817,454

		241,963,215

Gas Utilities — 0.1%
Atmos Energy Corp.	95,910	10,923,190

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	1,457,224	121,925,932
ABIOMED, Inc.(a)(b)	36,992	6,580,507
Align Technology, Inc.(a)(b)	59,683	10,797,848
Baxter International, Inc.	419,743	36,714,920
Becton Dickinson & Co.	221,117	55,933,756
Boston Scientific Corp.(a)	1,140,008	46,386,926
Cooper Cos., Inc.(b)	40,568	12,048,696
Danaher Corp.	525,621	75,915,441
DENTSPLY SIRONA, Inc.	191,806	10,225,178
Edwards Lifesciences Corp.(a)	170,922	37,587,457
Hologic, Inc.(a)	219,738	11,094,572
IDEXX Laboratories, Inc.(a)	70,505	19,172,425
Intuitive Surgical, Inc.(a)	94,641	51,099,515
Medtronic PLC	1,104,684	119,990,776
ResMed, Inc.	117,913	15,931,226

Schedule of Investments (unaudited) (continued) September 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	264,258	$57,159,005
Teleflex, Inc.	37,401	12,706,990
Varian Medical Systems, Inc.(a)(b)	74,554	8,878,636
Zimmer Biomet Holdings, Inc.	167,668	23,015,786

		733,165,592

Health Care Providers & Services — 2.4%
AmerisourceBergen Corp.	127,499	10,496,993
Anthem, Inc.	210,840	50,622,684
Cardinal Health, Inc.	244,339	11,530,357
Centene Corp.(a)	338,864	14,659,257
Cigna Corp.(a)	311,066	47,216,708
CVS Health Corp.	1,064,949	67,166,334
DaVita, Inc.(a)(b)	81,716	4,663,532
HCA Healthcare, Inc.	218,877	26,357,168
Henry Schein, Inc.(a)(b)	121,008	7,684,008
Humana, Inc.	110,948	28,366,075
Laboratory Corp. of America Holdings(a)	80,802	13,574,736
McKesson Corp.	152,756	20,875,635
Quest Diagnostics, Inc.	110,442	11,820,607
UnitedHealth Group, Inc.	779,057	169,304,667
Universal Health Services, Inc., Class B	67,589	10,053,864
WellCare Health Plans, Inc.(a)	41,244	10,689,208

		505,081,833

Health Care Technology — 0.1%
Cerner Corp.	266,769	18,185,643

Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	328,239	14,347,327
Chipotle Mexican Grill, Inc.(a)	20,942	17,601,123
Darden Restaurants, Inc.	100,811	11,917,876
Hilton Worldwide Holdings, Inc.(b)	239,226	22,274,333
Marriott International, Inc., Class A	226,567	28,178,138
McDonald’s Corp.	625,936	134,394,718
MGM Resorts International	417,840	11,582,525
Norwegian Cruise Line Holdings Ltd.(a)	177,936	9,211,747
Royal Caribbean Cruises Ltd.	140,499	15,220,257
Starbucks Corp.	984,942	87,088,571
Wynn Resorts Ltd.	80,004	8,698,035
Yum! Brands, Inc.	250,827	28,451,306

		388,965,956

Household Durables — 0.4%
D.R. Horton, Inc.	278,385	14,673,673
Garmin Ltd.	118,189	10,009,427
Leggett & Platt, Inc.	104,824	4,291,495
Lennar Corp., Class A(b)	233,087	13,017,909
Mohawk Industries, Inc.(a)(b)	50,377	6,250,274
Newell Brands, Inc.	319,095	5,973,458
NVR, Inc.(a)	2,825	10,501,514
PulteGroup, Inc.(b)	210,636	7,698,746

Security	Shares	Value

Household Durables (continued)
Whirlpool Corp.	51,923	$8,222,526

		80,639,022

Household Products — 1.8%
Church & Dwight Co., Inc.	203,326	15,298,248
Clorox Co.	104,561	15,879,679
Colgate-Palmolive Co.	703,780	51,734,868
Kimberly-Clark Corp.	281,831	40,034,093
Procter & Gamble Co.	2,056,239	255,755,007

		378,701,895

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	544,100	8,890,594
NRG Energy, Inc.(b)	203,237	8,048,185

		16,938,779

Industrial Conglomerates — 1.3%
3M Co.	472,534	77,684,590
General Electric Co.(b)	7,149,007	63,912,122
Honeywell International, Inc.	592,880	100,315,296
Roper Technologies, Inc.	85,227	30,391,948

		272,303,956

Insurance — 2.4%
Aflac, Inc.	611,109	31,973,223
Allstate Corp.	273,069	29,677,139
American International Group, Inc.	711,080	39,607,156
Aon PLC	194,008	37,554,128
Arthur J Gallagher & Co.	152,665	13,674,204
Assurant, Inc.	50,395	6,340,699
Chubb Ltd.	375,346	60,595,858
Cincinnati Financial Corp.	124,366	14,509,781
Everest Re Group Ltd.	33,888	9,017,258
Globe Life, Inc.	82,916	7,940,036
Hartford Financial Services Group, Inc.	296,680	17,981,775
Lincoln National Corp.	165,874	10,005,520
Loews Corp.(b)	219,232	11,286,063
Marsh & McLennan Cos., Inc.	419,182	41,939,159
MetLife, Inc.	652,089	30,752,517
Principal Financial Group, Inc.	213,283	12,186,991
Progressive Corp.	478,731	36,981,970
Prudential Financial, Inc.	332,962	29,949,932
Travelers Cos., Inc.	214,703	31,924,189
Unum Group	173,973	5,170,478
Willis Towers Watson PLC	105,943	20,443,821

		499,511,897

Interactive Media & Services — 4.7%
Alphabet, Inc., Class A(a)	245,967	300,360,142
Alphabet, Inc., Class C(a)	249,071	303,617,549
Facebook, Inc., Class A(a)	1,978,857	352,394,855

Schedule of Investments (unaudited) (continued) September 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Twitter, Inc.(a)	635,754	$26,193,065

		982,565,611

Internet & Direct Marketing Retail — 3.4%
Amazon.com, Inc.(a)	341,897	593,502,421
Booking Holdings, Inc.(a)(b)	34,996	68,683,500
eBay, Inc.	650,101	25,340,937
Expedia Group, Inc.	113,481	15,252,981
TripAdvisor, Inc.(a)	84,852	3,282,075

		706,061,914

IT Services — 5.4%
Accenture PLC, Class A	522,873	100,574,622
Akamai Technologies, Inc.(a)(b)	134,521	12,292,529
Alliance Data Systems Corp.	32,684	4,187,801
Automatic Data Processing, Inc.	356,784	57,592,073
Broadridge Financial Solutions, Inc.	95,207	11,846,607
Cognizant Technology Solutions Corp., Class A	454,907	27,414,970
DXC Technology Co.	220,706	6,510,827
Fidelity National Information Services, Inc.	506,191	67,201,917
Fiserv, Inc.(a)	466,800	48,355,812
FleetCor Technologies, Inc.(a)	70,658	20,263,301
Gartner, Inc.(a)(b)	73,853	10,560,241
Global Payments, Inc.	246,494	39,192,546
International Business Machines Corp.	726,838	105,696,782
Jack Henry & Associates, Inc.(b)	63,289	9,238,295
Leidos Holdings, Inc.	111,087	9,540,152
Mastercard, Inc., Class A	736,785	200,088,702
Paychex, Inc.	262,944	21,763,875
PayPal Holdings, Inc.(a)(b)	968,892	100,367,522
VeriSign, Inc.(a)	85,978	16,218,030
Visa, Inc., Class A	1,422,073	244,610,777
Western Union Co.	346,907	8,037,835

		1,121,555,216

Leisure Products — 0.1%
Hasbro, Inc.	94,917	11,265,699

Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	252,755	19,368,616
Illumina, Inc.(a)	120,505	36,660,031
IQVIA Holdings, Inc.(a)	149,798	22,376,825
Mettler-Toledo International, Inc.(a)	20,333	14,322,565
PerkinElmer, Inc.(b)	90,927	7,744,253
Thermo Fisher Scientific, Inc.	329,992	96,116,770
Waters Corp.(a)(b)	54,262	12,112,906

		208,701,966

Machinery — 1.5%
Caterpillar, Inc.	463,583	58,555,169
Cummins, Inc.	128,800	20,951,896
Deere & Co.	259,945	43,847,523
Dover Corp.	119,136	11,861,180

Security	Shares	Value

Machinery (continued)
Flowserve Corp.	107,502	$5,021,418
Fortive Corp.	241,738	16,573,557
IDEX Corp.	62,012	10,162,527
Illinois Tool Works, Inc.	242,682	37,977,306
Ingersoll-Rand PLC	197,798	24,370,692
PACCAR, Inc.	284,002	19,882,980
Parker-Hannifin Corp.	106,186	19,178,253
Pentair PLC	129,638	4,900,316
Snap-on, Inc.	45,592	7,136,972
Stanley Black & Decker, Inc.	124,221	17,938,755
Wabtec Corp.	154,199	11,080,740
Xylem, Inc.	147,503	11,744,189

		321,183,473

Media — 2.3%
CBS Corp., Class B	271,176	10,947,375
Charter Communications, Inc., Class A(a)	133,254	54,916,638
Comcast Corp., Class A	3,729,863	168,142,224
Discovery, Inc., Class A(a)(b)	127,330	3,390,798
Discovery, Inc., Class C(a)	295,569	7,276,909
DISH Network Corp., Class A(a)	189,146	6,444,204
Fox Corp., Class A	290,484	9,160,413
Fox Corp., Class B(a)	133,124	4,198,731
Interpublic Group of Cos., Inc.	317,281	6,840,578
News Corp., Class A	316,045	4,399,346
News Corp., Class B	95,128	1,359,855
Omnicom Group, Inc.	180,486	14,132,054
Walt Disney Co.	1,481,668	193,090,974

		484,300,099

Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	1,197,969	11,464,563
Newmont Goldcorp Corp.	671,906	25,478,675
Nucor Corp.	251,026	12,779,734

		49,722,972

Multi-Utilities — 1.1%
Ameren Corp.	201,176	16,104,139
CenterPoint Energy, Inc.	411,664	12,424,020
CMS Energy Corp.	234,825	15,017,059
Consolidated Edison, Inc.	274,914	25,971,126
Dominion Energy, Inc.	678,937	55,021,054
DTE Energy Co.	150,191	19,969,395
NiSource, Inc.	305,857	9,151,241
Public Service Enterprise Group, Inc.	411,377	25,538,284
Sempra Energy	224,933	33,202,360
WEC Energy Group, Inc.	258,937	24,624,909

		237,023,587

Multiline Retail — 0.6%
Dollar General Corp.	211,870	33,674,618
Dollar Tree, Inc.(a)	195,034	22,265,081
Kohl’s Corp.	132,816	6,595,643
Macy’s, Inc.	253,674	3,942,094

Schedule of Investments (unaudited) (continued) September 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Nordstrom, Inc.	88,174	$2,968,819
Target Corp.	421,683	45,082,129

		114,528,384

Oil, Gas & Consumable Fuels — 4.0%
Apache Corp.	308,588	7,899,853
Cabot Oil & Gas Corp.	349,750	6,145,107
Chevron Corp.	1,561,579	185,203,269
Cimarex Energy Co.	82,191	3,940,237
Concho Resources, Inc.(b)	164,440	11,165,476
ConocoPhillips	916,179	52,203,879
Devon Energy Corp.	340,366	8,189,206
Diamondback Energy, Inc.	134,446	12,088,040
EOG Resources, Inc.	475,730	35,308,681
Exxon Mobil Corp.	3,483,741	245,986,952
Hess Corp.	209,360	12,662,093
HollyFrontier Corp.	129,331	6,937,315
Kinder Morgan, Inc.	1,595,933	32,892,179
Marathon Oil Corp.	662,202	8,125,219
Marathon Petroleum Corp.	545,527	33,140,765
Noble Energy, Inc.	392,315	8,811,395
Occidental Petroleum Corp.	733,969	32,639,601
ONEOK, Inc.	337,239	24,851,142
Phillips 66	368,800	37,765,120
Pioneer Natural Resources Co.	138,068	17,364,812
Valero Energy Corp.	342,347	29,181,658
Williams Cos., Inc.	993,366	23,900,386

		836,402,385

Personal Products — 0.2%
Coty, Inc., Class A	246,388	2,589,538
Estee Lauder Cos., Inc., Class A	182,967	36,401,285

		38,990,823

Pharmaceuticals — 4.2%
Allergan PLC	269,923	45,425,342
Bristol-Myers Squibb Co.	1,340,909	67,997,495
Eli Lilly & Co.	699,979	78,278,652
Johnson & Johnson	2,171,738	280,979,463
Merck & Co., Inc.	2,110,601	177,670,392
Mylan NV(a)	428,272	8,471,220
Nektar Therapeutics(a)(b)	143,154	2,607,550
Perrigo Co. PLC	111,617	6,238,274
Pfizer, Inc.	4,551,171	163,523,574
Zoetis, Inc.	392,385	48,887,247

		880,079,209

Professional Services — 0.3%
Equifax, Inc.	99,047	13,932,941
IHS Markit Ltd.(a)	326,454	21,833,244
Nielsen Holdings PLC	291,421	6,192,696
Robert Half International, Inc.	95,017	5,288,646

Security	Shares	Value

Professional Services (continued)
Verisk Analytics, Inc.	134,168	$21,217,328

		68,464,855

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	275,088	14,582,415

Road & Rail — 0.9%
CSX Corp.	655,420	45,400,943
JB Hunt Transport Services, Inc.	71,325	7,892,111
Kansas City Southern(b)	82,458	10,967,739
Norfolk Southern Corp.	218,030	39,171,270
Union Pacific Corp.	580,260	93,990,515

		197,422,578

Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices, Inc.(a)	893,027	25,888,853
Analog Devices, Inc.	303,117	33,867,262
Applied Materials, Inc.	756,911	37,769,859
Broadcom, Inc.	327,470	90,404,643
Intel Corp.	3,644,042	187,777,484
KLA Corp.	133,643	21,309,376
Lam Research Corp.	119,046	27,512,721
Maxim Integrated Products, Inc.	221,402	12,821,390
Microchip Technology, Inc.	195,044	18,121,538
Micron Technology, Inc.(a)(b)	907,222	38,874,463
NVIDIA Corp.	499,236	86,902,011
Quorvo, Inc.(a)(b)	99,482	7,375,595
QUALCOMM, Inc.	996,587	76,019,656
Skyworks Solutions, Inc.	141,213	11,191,130
Texas Instruments, Inc.	769,108	99,399,518
Xilinx, Inc.	208,155	19,962,065

		795,197,564

Software — 6.5%
Adobe, Inc.(a)	400,005	110,501,381
ANSYS, Inc.(a)(b)	68,801	15,229,789
Autodesk, Inc.(a)	180,037	26,591,465
Cadence Design Systems, Inc.(a)	230,378	15,223,378
Citrix Systems, Inc.	102,013	9,846,295
Fortinet, Inc.(a)	118,986	9,133,365
Intuit, Inc.	214,809	57,126,306
Microsoft Corp.	6,281,705	873,345,446
Oracle Corp.	1,813,618	99,803,399
salesforce.com, Inc.(a)	721,169	107,050,326
Symantec Corp.	469,256	11,088,519
Synopsys, Inc.(a)	122,882	16,865,555

		1,351,805,224

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	59,306	9,809,212
AutoZone, Inc.(a)	20,211	21,921,255
Best Buy Co., Inc.	190,454	13,139,421
CarMax, Inc.(a)(b)	136,238	11,988,944
Gap, Inc.	168,153	2,919,136
Home Depot, Inc.	901,975	209,276,240

Schedule of Investments (unaudited) (continued) September 30, 2019	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
L Brands, Inc.	188,267	$3,688,151
Lowe’s Cos., Inc.	634,808	69,803,488
O’Reilly Automotive, Inc.(a)(b)	62,598	24,945,929
Ross Stores, Inc.	300,143	32,970,709
Tiffany & Co.	88,586	8,205,721
TJX Cos., Inc.	994,102	55,411,245
Tractor Supply Co.	99,135	8,965,769
Ulta Salon Cosmetics & Fragrance, Inc.(a)	48,341	12,116,672

		485,161,892

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	3,494,108	782,575,369
Hewlett Packard Enterprise Co.	1,097,787	16,653,429
HP, Inc.	1,208,027	22,855,871
NetApp, Inc.	200,968	10,552,829
Seagate Technology PLC	194,971	10,487,490
Western Digital Corp.	240,189	14,324,872
Xerox Holdings Corp.(a)	160,203	4,791,672

		862,241,532

Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.(a)(b)	123,734	4,103,019
Hanesbrands, Inc.	298,071	4,566,448
NIKE, Inc., Class B	1,030,218	96,758,075
PVH Corp.(b)	60,782	5,362,796
Ralph Lauren Corp.	42,619	4,068,836
Tapestry, Inc.	237,843	6,195,810
Under Armour, Inc., Class A(a)(b)	154,128	3,073,312
Under Armour, Inc., Class C(a)(b)	157,544	2,856,273
VF Corp.	266,972	23,757,838

		150,742,407

Tobacco — 0.8%
Altria Group, Inc.	1,533,713	62,728,862

Security	Shares	Value

Tobacco (continued)
Philip Morris International, Inc.	1,275,392	$96,840,514

		159,569,376

Trading Companies & Distributors — 0.2%
Fastenal Co.	469,165	15,327,621
United Rentals, Inc.(a)	64,479	8,036,663
W.W. Grainger, Inc.	36,250	10,771,687

		34,135,971

Water Utilities — 0.1%
American Water Works Co., Inc.	148,954	18,504,555

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)	259,209	20,417,893

Total Common Stocks — 97.6% (Cost — $ 12,308,558,478)		20,323,236,036

Investment Companies — 0.1%
iShares Core S&P 500 ETF(e)	33,925	10,127,291

Total Investment Companies — 0.1% (Cost — $10,262,245)		10,127,291

Total Long-Term Investments — 97.7% (Cost — $ 12,318,820,723)		20,333,363,327

Short-Term Securities — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.14%(c)(d)(e)	111,407,922	111,463,626
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.89%(c)(e)	425,700,468	425,700,468

Total Short-Term Securities — 2.6% (Cost — $537,142,061)		537,164,094

Total Investments — 100.3% (Cost — $ 12,855,962,784)		20,870,527,421

Liabilities in Excess of Other Assets — (0.3)%		(53,267,128)

Net Assets — 100.0%		$20,817,260,293

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Master Portfolio were as follows:

Schedule of Investments (unaudited) (continued) September 30, 2019	S&P 500 Index Master Portfolio

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock, Inc.	98,827	—	(2,714)	96,113	$42,831,797	$965,389		$(361,626)	$5,523,691
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	118,748,723	—	(7,340,801)	111,407,922	111,463,626	415,957	(c)	25,338	19,197
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	479,801,017	—	(54,100,549)	425,700,468	425,700,468	3,504,783		—	—
iShares Core S&P 500 ETF	—	33,925	—	33,925	10,127,291	50,301		—	(134,954)

					$590,123,182	$4,936,430		$(336,288)	$5,407,934

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

CME	Chicago Mercantile Exchange

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2,808	12/20/19	$418,181	$(3,616,037)

Schedule of Investments (unaudited) (continued) September 30, 2019	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$20,333,363,327	$—	$—	$20,333,363,327
Short-Term Securities	537,164,094	—	—	537,164,094

	$20,870,527,421	$—	$—	$20,870,527,421

Derivative Financial Instruments(b)
Liabilities:
Equity contracts	$(3,616,037)	$—	$—	$(3,616,037)

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts. Futures are valued at the unrealized appreciation (depreciation) on the instrument.